Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES.
Inventories pledged	$ 0
Raw materials and consumables recognized as fuel expenses	$ 334,665,363	$ 536,292,557	$ 587,063,837